Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Real Estate Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Real Estate Index Fund (Institutional Class/MXSFX)
Account Value	$ 15,833.74	$ 14,669.31	$ 12,908.29	$ 17,470.69	$ 12,071.23	$ 13,598.32	$ 11,072.65	$ 11,604.12	$ 11,219.30	$ 10,556.36	$ 10,000
Empower Real Estate Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Real Estate Index Fund (Investor Class/MXREX)
Account Value	$ 15,072.14	14,669.31	12,908.29	17,470.69	12,071.23	13,598.32	11,072.65	11,604.12	11,219.30	10,556.36		$ 10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 31,882.82	25,751.87	20,445.00	25,305.39	20,137.81	16,658.26	12,714.38	13,417.71	11,077.06	9,825.74	10,000	10,000
Dow Jones U.S. Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Account Value	$ 16,337.34	$ 15,112.79	$ 13,261.51	$ 17,911.60	$ 12,275.52	$ 13,823.45	$ 11,229.13	$ 11,723.75	$ 11,298.54	$ 10,591.39	$ 10,000	$ 10,000